May 5, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc. (“Registrant”)
Registration Statement on Form N-14
File No. ___-________

Commissioners:

On behalf of the Registrant, transmitted herewith pursuant to the Securities Act of 1933 and Section 8(a) thereunder, is the Registrant’s registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to a proposed Agreement and Plan of Reorganization which provides for (i) the transfer of all the assets of the Great-West Stock Index Fund (the “Target Fund”) to the Great-West S&P 500® Index Fund (the “Acquiring Fund”) in exchange solely for Investor Class shares of common stock of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the distribution by the Target Fund of Investor Class shares of the Acquiring Fund to the holders of Investor Class shares of the Target Fund in complete liquidation and termination of the Target Fund.

It is proposed that this filing will become effective on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Please direct any question or comments regarding the Registration Statement to me at (303) 737-4675 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Vice President, Counsel & Secretary

Enclosures